Note 3 - Investment Securities Available For Sale (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$23,035	$311	$(450)	$22,896
Obligations of states and political subdivisions:
Taxable	2,953	226	-	3,179
Tax-exempt	91,916	3,803	(553)	95,166
Mortgage-backed securities in government-sponsored entities	29,150	475	(234)	29,391
Private-label mortgage-backed securities	2,672	247	-	2,919
Total debt securities	149,726	5,062	(1,237)	153,551
Equity securities in financial institutions	750	33	-	783
Total	$150,476	$5,095	$(1,237)	$154,334
	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$27,289	$135	$(1,661)	$25,763
Obligations of states and political subdivisions:
Taxable	3,787	46	(38)	3,795
Tax-exempt	86,524	1,562	(3,267)	84,819
Mortgage-backed securities in government-sponsored entities	38,816	535	(1,028)	38,323
Private-label mortgage-backed securities	3,366	327	-	3,693
Total debt securities	159,782	2,605	(5,994)	156,393
Equity securities in financial institutions	750	-	-	750
Total	$160,532	$2,605	$(5,994)	$157,143

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$571	$585
Due after one year through five years	10,029	10,200
Due after five years through ten years	20,960	21,602
Due after ten years	118,166	121,164

Total	$149,726	$153,551

Realized Gain (Loss) on Investments [Table Text Block]
	2014	2013	2012
Proceeds from sales	$8,383	$25,088	$32,985
Gross realized gains	306	186	704
Gross realized losses	(58)	(175)	(94)

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2014
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$-	$-	$15,734	$(450)	$15,734	$(450)
Obligations of states and political subdivisions
Tax-exempt	2,406	(10)	18,232	(543)	20,638	(553)
Mortgage-backed securities in government-sponsored entities	-	-	16,774	(234)	16,774	(234)
Total	$2,406	$(10)	$50,740	$(1,227)	$53,146	$(1,237)
	December 31, 2013
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$13,130	$(929)	$7,166	$(732)	$20,295	$(1,661)
Obligations of states and political subdivisions
Taxable	1,301	(38)	-	-	1,301	(38)
Tax-exempt	26,743	(2,883)	2,678	(383)	29,421	(3,267)
Mortgage-backed securities in government-sponsored entities	18,082	(757)	5,248	(271)	23,330	(1,028)
Total	$59,255	$(4,608)	$15,092	$(1,386)	$74,347	$(5,994)